UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010
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Check here if Amendment [ ]:  Amendment Number:  [ ]

This Amendment (Check only one):      [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Parametrica Asset Management Ltd.
Address:          Suite 2603, 26th Floor, Harbour Centre
                  25 Harbour Road
                  Wan Chai, Hong Kong

Form 13F File Number:  028-14605
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:             Xiongwei Ju
Title:            Managing Partner
Phone:            (852) 2877-0666


Signature, Place and Date of Signing:


     /s/ Xiongwei Ju                      Hong Kong           December 22, 2011
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        [Signature]                     [City, State]            [Date]

Report Type (Check only one):

| | 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



Form 13F File Number                      Name

028-14604                                 Parametrica Management Ltd.











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